Other Equity Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
300m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Reserve Capital Instruments bear interest rate reset period	5 years
Reserve Capital Instruments benchmark gilt rate period	5 years
500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Distribution rate resets, period	5 years
Common equity tier 1 capital ratio minimum	7.00%
Interest rate	0.0675	0.0675
750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Interest rate	0.07375	0.07375
500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Interest rate	0.0518	0.0518
500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Interest rate	0.0630	0.0630